Subsequent Events	12 Months Ended
Mar. 31, 2022
Disclosure Of Events After Reporting Period Explanatory [Abstract]
Subsequent Events	SUBSEQUENT EVENT
On June 1, 2022, the Company entered into a binding agreement to acquire all of the outstanding shares of the US-based Datum Consulting Group, LLC and its affiliates (“Datum)”(“Datum Acquisition”). The closing of the transaction is expected to take place on July 1, 2022 and is subject to customary conditions for a transaction of this nature, including approval from the Toronto Stock Exchange.
The Datum Acquisition will be completed for total consideration of up to US$45,500,000 ($57,500,000), including the assumption of estimated IFRS 16 lease liabilities of US$500,000 ($600,000), subject to working capital and other adjustments. The consideration will consist of: (i) approximately US$13,700,000 ($17,300,000) in cash; (ii) US$4,000,000 ($5,100,000) payable by the issuance of 1,867,262 Subordinate Voting Shares, (iii) deferred cash consideration of approximately US$10,300,000 ($13,000,000) and deferred share consideration of US$4,000,000 ($5,100,000), both payable over three years and (iv) potential earn-out consideration of up to US$13,000,000 ($16,400,000), payable in cash (75%) and shares (25%), based on annual gross profit increases, available over three years.